UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      August 16, 2006 to September 15, 2006


Commission File Number of issuing entity: 333-126790-11


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-A
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-126790


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       32-0172413, 35-2269568, 36-4587254
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A             [   ]           [   ]           [ x ]
    AIO           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    B             [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On September 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-A, Revolving Home Equity Loan Asset Backed Notes, Series 2006-A.

        The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Noteholders on September 15, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-A (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: September 26, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1

             Countrywide Home Equity Loan Trust Notes, Series 2006-A
                               September 15, 2006


                                Table of Contents

Distribution Report   ------------------------------------------------------  2
Factor Report   ------------------------------------------------------------  2
Delinquency Totals   ------------------------------------------------------- 11
Bankruptcy Group Total Report   -------------------------------------------- 11
Foreclosure Group Total Report   ------------------------------------------- 11
REO Group Total Report   --------------------------------------------------- 11



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Keith Richardson
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                         JPM, 227 W. Monroe, 26th Floor
                             Chicago, Illinois 60606
                    Tel: (312) 267-5030 / Fax: (312) 267-5210
                       Email: keith.r.richardson@chase.com


                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        September 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A        700,800,000.00    615,021,514.24    28,749,445.46  2,923,402.26  31,672,847.72       0.00          0.00     586,272,068.78
AIO      561,714,804.00    380,427,237.00             0.00  1,268,090.79   1,268,090.79       0.00          0.00     380,427,237.00
M1        22,000,000.00     22,000,000.00             0.00    108,551.67     108,551.67       0.00          0.00      22,000,000.00
M2        21,200,000.00     21,200,000.00             0.00    104,969.44     104,969.44       0.00          0.00      21,200,000.00
M3        13,200,000.00     13,200,000.00             0.00     65,585.67      65,585.67       0.00          0.00      13,200,000.00
M4        12,400,000.00     12,400,000.00             0.00     62,678.56      62,678.56       0.00          0.00      12,400,000.00
M5        11,600,000.00     11,600,000.00             0.00     59,034.33      59,034.33       0.00          0.00      11,600,000.00
M6        10,400,000.00     10,400,000.00             0.00     56,688.67      56,688.67       0.00          0.00      10,400,000.00
B          8,400,000.00      8,400,000.00             0.00     53,020.33      53,020.33       0.00          0.00       8,400,000.00
R1                 0.00              0.00             0.00          0.00           0.00       0.00          0.00               0.00
R2               100.00              0.00             0.00          0.00           0.00       0.00          0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,361,714,904.00  1,094,648,751.24    28,749,445.46  4,702,021.72  33,451,467.18       0.00          0.00   1,065,899,305.78
-----------------------------------------------------------------------------------------------------------------------------------
C                  0.00              0.00             0.00    760,018.46     760,018.46       0.00          0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CURRENT
                           BEGINNING                                                         ENDING            PASS-THRU
CLASS        CUSIP         PRINCIPAL      PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A          126685CE4     877.59919269   41.02375208     4.17152149    45.19527357       836.57544061           5.520000%
AIO        126685CF1     677.26047861    0.00000000     2.25753493     2.25753493       677.26047861           4.000000%
M1         126685CG9   1,000.00000000    0.00000000     4.93416682     4.93416682     1,000.00000000           5.730000%
M2         126685CH7   1,000.00000000    0.00000000     4.95138868     4.95138868     1,000.00000000           5.750000%
M3         126685CJ3   1,000.00000000    0.00000000     4.96861136     4.96861136     1,000.00000000           5.770000%
M4         126685CK0   1,000.00000000    0.00000000     5.05472258     5.05472258     1,000.00000000           5.870000%
M5         126685CL8   1,000.00000000    0.00000000     5.08916638     5.08916638     1,000.00000000           5.910000%
M6         126685CM6   1,000.00000000    0.00000000     5.45083365     5.45083365     1,000.00000000           6.330000%
B          126685CN4   1,000.00000000    0.00000000     6.31194405     6.31194405     1,000.00000000           7.330000%
R2         126685CR5       0.00000000    0.00000000     0.00000000     0.00000000         0.00000000           0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   803.87513423   21.11267592     3.45301480    24.56569072       782.76245832
-----------------------------------------------------------------------------------------------------------------------------------

                                    Countrywide Home Equity Loan Trust Notes, Series 2006-A
                                                        September 15, 2006


General Information:

Record Date                                                                                                          09/14/2006
LIBOR Determination Date                                                                                             08/11/2006
Payment Date                                                                                                         09/15/2006
Determination Date                                                                                                   09/12/2006
Interest Period
        Beginning                                                                                                    08/15/2006
        Ending                                                                                                       09/14/2006
Number of Days in Interest Period                                                                                    31
Collection Period
        Beginning                                                                                                    08/01/2006
        Ending                                                                                                       08/31/2006

ACCOUNTS
COLLECTION ACCOUNT
Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                                5,958,918.97
Principal payments on Mortgage Loans                                                                              38,469,561.30
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                1,053,995.59
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                        0.00
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                          0.00
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                              550.00
Others                                                                                                                10,144.05
Total Deposits                                                                                                    45,493,169.91

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                             45,130,812.88
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      362,357.03
Total Withdrawals                                                                                                 45,493,169.91

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                   45,130,812.88
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit by Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest) (first Payment Date only)                                       0.00
Total Deposits                                                                                                    45,130,812.88

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                 45,130,812.88
Total Withdrawals                                                                                                 45,130,812.88

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                         45,130,812.88

Investor Interest Collections                                                                                      5,632,545.02

Principal Collections                                                                                             28,578,940.62

Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date related to the Mortgage loans                                                                0.00
(excluding accrued interest) (first Payment Date only)

Subordinated Transferor Collections                                                                                  760,018.46

Credit Enhancement Draw Amount                                                                                             0.00

Transaction Party Fees and Expenses

Servicing Fees owing to the Master Servicer for current collection Period                                            297,592.30
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           297,592.30

Liquidation Expenses and indemnification of payments related to the Class Notes owing to the Master Servicer               0.00
Liquidation Expenses and indemnification of payments related to the Class Notes paid to the Master Servicer                0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   348,350.37
Amount paid to the Loan Insurance Policy Provider                                                                    348,350.37


Interest Payments
Class A
Note Interest owing to Class A Notes prior to distributions                                                        2,923,402.26
Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class A Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class A Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class A Notes Prior to distributions                                          2,923,402.26
Aggregate Investor Interest paid to Class A Notes                                                                  2,923,402.26
Unpaid Investor Interest Shortfall for Class A Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class A Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class A Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class A Notes                                                                          0.00
Basis Risk Carryforward for the Class A Notes remaining after distributions                                                0.00

Class M-1
Note Interest owing to Class M-1 Notes prior to distributions                                                        108,551.67
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-1 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-1 Notes Prior to distributions                                          108,551.67
Aggregate Investor Interest paid to Class M-1 Notes                                                                  108,551.67
Unpaid Investor Interest Shortfall for Class M-1 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-1 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-1 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-1 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-1 Notes remaining after distributions                                              0.00

Class M-2
Note Interest owing to Class M-2 Notes prior to distributions                                                        104,969.44
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-2 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-2 Notes Prior to distributions                                          104,969.44
Aggregate Investor Interest paid to Class M-2 Notes                                                                  104,969.44
Unpaid Investor Interest Shortfall for Class M-2 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-2 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-2 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-2 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-2 Notes remaining after distributions                                              0.00

Class M-3
Note Interest owing to Class M-3 Notes prior to distributions                                                         65,585.67
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-3 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-3 Notes Prior to distributions                                           65,585.67
Aggregate Investor Interest paid to Class M-3 Notes                                                                   65,585.67
Unpaid Investor Interest Shortfall for Class M-3 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-3 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-3 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-3 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-3 Notes remaining after distributions                                              0.00

Class M-4
Note Interest owing to Class M-4 Notes prior to distributions                                                         62,678.56
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-4 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-4 Notes Prior to distributions                                           62,678.56
Aggregate Investor Interest paid to Class M-4 Notes                                                                   62,678.56
Unpaid Investor Interest Shortfall for Class M-4 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-4 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-4 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-4 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-4 Notes remaining after distributions                                              0.00

Class M-5
Note Interest owing to Class M-5 Notes prior to distributions                                                         59,034.33
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-5 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-5 Notes Prior to distributions                                           59,034.33
Aggregate Investor Interest paid to Class M-5 Notes                                                                   59,034.33
Unpaid Investor Interest Shortfall for Class M-5 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-5 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-5 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-5 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-5 Notes remaining after distributions                                              0.00

Class M-6
Note Interest owing to Class M-6 Notes prior to distributions                                                         56,688.67
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                                         0.00
Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class M-6 Notes prior to distributions                             0.00
Aggregate Investor Interest owing to Class M-6 Notes Prior to distributions                                           56,688.67
Aggregate Investor Interest paid to Class M-6 Notes                                                                   56,688.67
Unpaid Investor Interest Shortfall for Class M-6 Notes after distributions                                                 0.00
Unpaid Investor Interest Shortfall for Class M-6 Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class M-6 Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class M-6 Notes                                                                        0.00
Basis Risk Carryforward for the Class M-6 Notes remaining after distributions                                              0.00

Class B
Note Interest owing to Class B Notes prior to distributions                                                           53,020.33
Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                                           0.00
Unpaid Investor Interest Shortfall owing to Class B Notes prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class B Notes prior to distributions                               0.00
Aggregate Investor Interest owing to Class B Notes Prior to distributions                                             53,020.33
Aggregate Investor Interest paid to Class B Notes                                                                     53,020.33
Unpaid Investor Interest Shortfall for Class B Notes after distributions                                                   0.00
Unpaid Investor Interest Shortfall for Class B Notes after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class B Notes prior to distributions                                                  0.00
Basis Risk Carryforward paid to the Class B Notes                                                                          0.00
Basis Risk Carryforward for the Class B Notes remaining after distributions                                                0.00

Principal Payments

Investor Loss Amount owing to Class Notes prior to distributions                                                     170,504.84
Investor Loss Amount paid to Class Notes                                                                             170,504.84

Investor Loss Reduction Amount owing to Class Notes prior to distributions
Investor Loss Reduction Amount paid to Class Notes                                                                         0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions                                               0.00
Investor Loss Reduction Amount for Class Notes remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class Notes prior to distributions                                           0.00
Accelerated Principal Payment Amount paid to Class Notes                                                                   0.00

Scheduled Principal Collections Payment Amount owing to Class Notes prior to distributions                        28,578,940.62
Scheduled Principal Collections Payment Amount paid to Class Notes                                                28,578,940.62

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections
Required Amount for Class Notes                                                                                            0.00
Unpaid Required Amount for Class Notes after making distributions above                                                    0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class Notes after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class Notes
allocated to the Available Transferor Subordinated Amount                                                                  0.00


Distributions to Issuer
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(c)(vi) of the Indenture                                                                           0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Overcollateralization Target Amount                                                                                6,000,000.00
Overcollateralization Step-Down Amount                                                                                     0.00
Available Transferor Subordinated Amount                                                                                   0.00
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                    760,018.46
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class Notes                                                                                 170,504.84
Investor Floating Allocation Percentage for Class Notes                                                                 100.00%
Liquidation loss amounts for Mortgage Loans                                                                          170,504.84
Investor Loss Amount for Class Notes                                                                                 170,504.84

Delinquent Mortgage Loans
        Delinquency Totals
        Group Totals
        Category            Number       Principal Balance      Percentage
        1 Month              115           6,873,762.82           1.00%
        2 Month               49           4,493,580.64           0.66%
        3 Month               61           3,647,598.74           0.53%
        Total                225          15,014,942.20           2.19%

        * Delinquent Buckets include Bankruptcies, Foreclosures and REO Properties

Bankruptcies
        Bankruptcy Group Total Report
        Number of Loans        Principal Balance         Percentage
               3                   55,405.40                0.01%

Foreclosures
        Foreclosure Group Total Report
        Number of Loans        Principal Balance         Percentage
               10                 1,700,789.63              0.25%

REO Properties
        REO Group Total Report
        Number of Loans       Principal Balance          Percentage
               1                  13,613.36                 0.00%

Optional Servicer Advances (Current Collection Period)                                                                     0.00
Optional Servicer Advances (Outstanding from prior Collection Periods)                                             1,762,973.80
Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                         0.00
Mortgage Loans repurchased by Sponsor for Modifications                                                            1,053,995.59
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00


BALANCE RECONCILIATION
Beginning Loan Group Balance                                                                                     714,221,514.23
Ending Loan Group Balance                                                                                        685,472,068.77
Change in Loan Group Balance                                                                                      28,749,445.46
Principal Collections                                                                                             39,498,267.86
Liquidation Loss Amount                                                                                              170,504.84
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                   170,504.84
Additional Balances during Collection Period                                                                      10,919,327.24
Balance Check                                                                                                              0.00

OTHER INFORMATION

Allocated Transferor Interest (Beginning)                                                                                 -0.01
Allocated Transferor Interest (Ending)                                                                                    -0.01

Interest payments on Mortgage Loans                                                                                6,278,487.68
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                                   0.00
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     6,278,487.68
Servicing Fee                                                                                                        297,592.30
Investor Interest Collections                                                                                      5,632,545.02

Beginning Loan Group Balance                                                                                     714,221,514.23
Principal payments on Mortgage Loans                                                                              39,498,267.86
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                   39,498,267.86
Investor Principal Collections                                                                                    39,498,267.86
Additional Balances                                                                                               10,919,327.24
Ending Principal Balances                                                                                        685,472,068.77
Total Collections                                                                                                 45,130,812.88
Scheduled Principal Payment                                                                                       28,578,940.62

Mortgage Loans Average Daily Balance                                                                             712,796,823.12
Number of Mortgage Loans at beginning of Collection Period                                                            15,178.00
Number of Mortgage Loans at end of Collection Period                                                                  14,629.00
Loan Group Balance at beginning of Collection Period                                                             714,221,514.23
Loan Group Balance at end of Collection Period                                                                   685,472,068.77

Note Principal Balance of the Class A Notes                                                                      586,272,068.78
Original Note Principal Balance of the Class A Notes                                                             700,800,000.00
Class A Factor                                                                                                             0.84

Note Principal Balance of the Class M-1 Notes                                                                     22,000,000.00
Original Note Principal Balance of the Class M-1 Notes                                                            22,000,000.00
Class M-1 Factor                                                                                                           1.00

Note Principal Balance of the Class M-2 Notes                                                                     21,200,000.00
Original Note Principal Balance of the Class M-2 Notes                                                            21,200,000.00
Class M-2 Factor                                                                                                           1.00

Note Principal Balance of the Class M-3 Notes                                                                     13,200,000.00
Original Note Principal Balance of the Class M-3 Notes                                                            13,200,000.00
Class M-3 Factor                                                                                                           1.00

Note Principal Balance of the Class M-4 Notes                                                                     12,400,000.00
Original Note Principal Balance of the Class M-4 Notes                                                            12,400,000.00
Class M-4 Factor                                                                                                           1.00

Note Principal Balance of the Class M-5 Notes                                                                     11,600,000.00
Original Note Principal Balance of the Class M-5 Notes                                                            11,600,000.00
Class M-5 Factor                                                                                                           1.00

Note Principal Balance of the Class M-6 Notes                                                                     10,400,000.00
Original Note Principal Balance of the Class M-6 Notes                                                            10,400,000.00
Class M-6 Factor                                                                                                           1.00

Note Principal Balance of the Class B Notes                                                                        8,400,000.00
Original Note Principal Balance of the Class B Notes                                                               8,400,000.00
Class B Factor                                                                                                             1.00

Weighted average remaining term of Mortgage Loans                                                                           286

Weighted Average Loan Rate                                                                                        1,022.421340%
Weighted Average Net Loan Rate                                                                                    1,020.925340%

Excess Interest                                                                                                      760,018.46

LOAN MODIFICATION SUMMARY

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                         37,151.66
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                      74,303.32
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      666,331.07
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                 1,210,730.89
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.15%

Loans with Credit Limit Modification - current                                                                     2,158,643.03
Loans with Credit Limit Modification - cumulative                                                                  9,234,676.78
Loans with Credit Limit Modification - % of Initial                                                                       1.15%

Loans with Gross Margin Modification - current                                                                       110,081.85
Loans with Gross Margin Modification - cumulative                                                                    806,672.34
Loans with Gross Margin Modification - % of Initial                                                                       0.10%


ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.


Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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